Document and Entity Information	Feb. 01, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001408710
Document Type	8-K/A
Document Period End Date	Feb. 01, 2020
Entity Registrant Name	Fabrinet
Entity Incorporation, State or Country Code	E9
Entity File Number	001-34775
Entity Tax Identification Number	98-1228572
Entity Address, Address Line One	c/o Intertrust Corporate Services (Cayman) Limited
Entity Address, Address Line Two	190 Elgin Avenue
Entity Address, City or Town	George Town
Entity Address, Region	Grand Cayman
Entity Address, Postal Zip Code	KY1-9005
Entity Address, Country	KY
City Area Code	+66 2
Local Phone Number	524-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.01 par value
Trading Symbol	FN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously reported in Fabrinet’s Current Report on Form 8-K filed with the Securities and Exchange Commission on February 3, 2020 (the “Original Form 8-K”), Fabrinet reported under Item 5.02 of the Original 8-K that Csaba Sverha had been appointed Executive Vice President, Chief Financial Officer of Fabrinet, effective February 17, 2020. Fabrinet is filing this Amendment No. 1 on Form 8-K/A to provide a description of Mr. Sverha’s compensation, which was approved subsequent to the filing of the Original Form 8-K.